Investments in Unconsolidated Entities (Details)	1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended						1 Months Ended
	Apr. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 09, 2011	Dec. 31, 2011 United States joint ventures property	Dec. 31, 2010 United States joint ventures property	May 31, 2010 Nashville, TN USD ($)	Dec. 31, 2011 Nashville, TN USD ($)	Dec. 31, 2011 European joint ventures property	Jul. 31, 2010 Simon Ivanhoe USD ($)	Jul. 31, 2010 Simon Ivanhoe EUR (€)	Dec. 31, 2011 GCI USD ($)	Dec. 31, 2010 GCI USD ($)	Dec. 31, 2011 Japan joint ventures USD ($) property	Dec. 31, 2010 Japan joint ventures USD ($)	Dec. 31, 2009 China joint ventures USD ($)	Dec. 31, 2011 Mexico joint venture property	Dec. 31, 2011 South Korea joint ventures USD ($) property	Dec. 31, 2010 South Korea joint ventures USD ($)	Dec. 31, 2011 Malaysia joint venture property
Real Estate Joint Ventures
Number of income-producing properties						87	101			45					8			1	2		1
International Joint Venture Investments
Ownership interest (as a percent)								50.00%					49.00%		40.00%		32.50%		50.00%
Investment in unconsolidated entities, at equity		$ 1,378,084,000	$ 1,390,105,000										$ 331,900,000	$ 330,100,000	$ 349,500,000	$ 340,800,000			$ 43,800,000	$ 35,700,000
Insurance proceeds funded by insurers								50,000,000
Excess insurance carrier, minimum coverage								50,000,000
Additional insurance proceeds requested								150,000,000	120,000,000
Consideration received by joint venture partners from sale of Simon Ivanhoe (in euros)												422,500,000
Proceeds from sale of interest in joint venture																	29,000,000
Gain (loss) upon acquisition of controlling interest, and on sale or disposal of assets and interests in unconsolidated entities, net		(216,629,000)	(321,036,000)	30,108,000							281,000,000						20,000,000
(Loss) gain on sale of assets and interests in unconsolidated entities	$ 7,800,000
Joint venture ownership percentage		50.00%			50.00%